Earnings (Loss) Per Share (“EPS” or “LPS”) (Tables)	6 Months Ended
Sep. 30, 2023
Earnings Per Share [Abstract]
Schedule of Outstanding Shares for Basic and Diluted Net Earnings Per Share	The following table details the outstanding shares for basic and diluted net earnings per share:
	For the Six Months Ended September 30,
	2023	2022
	USD	USD
Numerator:
Net (loss) income attributable to Akso Health Group’s shareholders	(3,457,657)	810,338

Denominator:
Weighted average number of ordinary shares outstanding-basic	68,598,050	68,598,050
Weighted average number of dilutive potential ordinary shares from share options	—	—
Weighted average number of ordinary shares outstanding-diluted	68,598,050	68,598,050
Basic (loss) earnings per common share	(0.05)	0.01
Diluted (loss) earnings per common share	(0.05)	0.01